Equity Incentive Plans	12 Months Ended
Dec. 31, 2015
Equity Incentive Plans [Abstract]
Equity Incentive Plans
13.            Equity Incentive Plans:
On March 21, 2013, the Company's Board of Directors adopted the 2013 Equity Incentive Plan and reserved for issuance 240,000 common shares thereunder. The Plan is designed to provide certain key persons, whose initiative and efforts are deemed to be important to the successful conduct of the business of the Company with incentives to enter into and remain in the service of the Company, acquire an interest in the success of the Company, maximize their performance and enhance the long-term performance of the Company. As of December 31, 2014, all of the respective shares have been granted and vested.
On March 21, 2013, 239,333 restricted common shares were granted to certain directors, officers, employees of the Company, the respective shares were issued on September 11, 2013, and vested on March 21, 2014. Additionally, on March 21, 2013, 12,000 restricted common shares were granted to a Company's former director, the respective shares vested immediately and were issued on June 27, 2013. The fair value of each share was $6.46 and was determined by reference to the closing price of the Company's common stock on the grant date.
On February 20, 2014, the Company's Board of Directors adopted the 2014 Equity Incentive Plan (the “2014 Plan”) and reserved for issuance 430,000 common shares thereunder. The terms and conditions of the 2014 Plan are substantially similar to the terms and conditions of Company's previous equity incentive plans.
On February 20, 2014, 394,167 restricted common shares were granted to certain directors, officers and employees of the Company, which will vest on March 20, 2015. Additionally, on February 20, 2014, 8,000 restricted common shares were granted to certain directors of the Company, which vested immediately. The fair value of each share was $10.86, based on the closing price of the Company's common shares on the grant date. The shares were issued in May 2014 along with 9,333 common shares to the Company's former Chief Executive Officer, representing the first installment of his minimum guaranteed incentive award in accordance with his consultancy agreement (Note 3).
On August 4, 2014, the Company issued an aggregate of 168,842 common shares to its former Chief Executive Officer and current Non-Executive Chairman, in accordance with the terms of an agreement to terminate his consultancy agreement, effective July 31, 2014 (Note 3). The fair value of each share was $10.71, based on the closing price of the Company's common stock on the grant date, the date of the release agreement. In addition, as a result of the termination agreement, the second and the third installments of his minimum guaranteed incentive award under his consultancy agreement of 9,333 and 9,334, which would vest on May 3, 2015 and 2016, respectively, were cancelled (Note 3).
On July 11, 2014, 15,000 common shares were granted to two of the Company's directors and vested on the same date. The Company plans to issue the respective shares in 2016. The fair value of each share was $12.03, based on the closing price of the Company's common shares on the grant date.
On April 13, 2015, the Company's Board of Directors adopted the 2015 Equity Incentive Plan and reserved for issuance 1,400,000 common shares thereunder. The terms and conditions of the 2015 Plan are substantially similar to the terms and conditions of Company's previous equity incentive plans.
In addition, on April 13, 2015, the Company granted 676,150 restricted common shares to certain directors, former directors, officers and employees, which will vest on April 13, 2016. The fair value of each restricted share was $3.55, which was determined by reference to the closing price of the Company's common shares on the grant date.
On the same date, the Board of Directors granted share purchase options of up to 521,250 common shares to certain executive officers, at an option exercise price of $5.50 per share. These options are exercisable in whole or in part between the third and the fifth anniversary of the grant date, subject to the respective individuals remaining employed by the Company at the time the options are exercised.
The fair value of all share option awards was calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the share option awards is set out below:
  Option type: Bermudan call option
  Grant Date: April 13, 2015
  Expected term: Given the absence of expected dividend payments (discussed below), the Company expects that it is optimal for the holders of the granted options to avoid early exercise of the options. As a result, the Company assumes that the expected term of the options is their contractual term (i.e. five years from the grant date).
  Expected volatility: The Company used the historical volatility of the common shares to estimate the volatility of the price of the shares underlying the share option awards. The final expected volatility estimate, which is based on historical volatility for the two years preceding the grant date, was 59.274%.
  Expected dividends: The Company does not currently pay any dividends to its shareholders, and the Company's loan agreements contain restrictions and limitations on dividend payments. Based on the foregoing, the outstanding newbuilding orderbook of the Company and the market conditions prevailing currently in the dry bulk industry, the Company's management determined that for purposes of this calculation the Company is not expected to pay dividends before the expiration of the share options.
  Dilution adjustment: Compared to the number of common shares outstanding, the Company's management considers the overall number of shares covered by the options as immaterial, and no dilution adjustment was incorporated in the valuation model.
  Risk-free rate: The Company has elected to employ the risk-free yield-to-maturity rate to match the expected term of the options (which as explained above is expected to be five years from the grant date). As of the grant date, the yield-to-maturity rate of five-year U.S. Government bonds was approximately 1.3%.
All non-vested shares and options vest according to the terms and conditions of the applicable award agreements. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared.  The dividends with respect to these shares are forfeitable. Share options have no voting or other shareholder rights. For the years ended December 31, 2013, 2014 and 2015, the Company paid no dividends on non-vested shares.
The Company expects that there will be no forfeitures of non-vested shares or options. The shares which are issued in accordance with the terms of the Company's equity incentive plans or awards remain restricted until they vest. For the years ended December 31, 2013, 2014 and 2015, the stock based compensation cost was $1,488, $5,834 and $2,684, respectively, and is included under “General and administrative expenses” in the accompanying consolidated statement of operations.
A summary of the status of the Company's non-vested restricted shares as of December 31, 2013, 2014 and 2015, and the movement during these years is presented below.

	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2013	18,667	$36.75
Granted	279,333	6.43
Vested	(21,333)	19.71
Unvested as at December 31, 2013	276,667	$7.46

Unvested as at January 1, 2014	276,667	$7.46
Granted	586,009	10.85
Vested	(449,842)	8.94
Cancelation of shares due to termination agreement with former CEO	(18,667)	6.2
Unvested as at December 31, 2014	394,167	$10.86

Unvested as at January 1, 2015	394,167	$10.86
Granted	676,150	3.55
Vested	(394,167)	10.86
Unvested as at December 31, 2015	676,150	$3.55

A summary of the status of the Company's non-vested share options as of December 31, 2015, and the movement during the year, since granted, is presented below

	Shares	Weighted average exercise price	Weighted Average Grant Date Fair Value
Options
Outstanding at January 1, 2015	-	$-	$-
Granted	521,250	5.5	1.4121
Outstanding as of December 31, 2015	521,250	$5.5	$1.4121

The estimated compensation cost relating to non-vested share option and restricted share awards not yet recognized was $630 and $680, respectively, as of December 31, 2015 and is expected to be recognized over the weighted average period of 4.29 years and 0.28 years, respectively. The total fair value of shares vested during the years ended December 31, 2013, 2014 and 2015 was $136, $5,773 and $1,301, respectively.